Cover	Jul. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	OPAL Fuels Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40272
Entity Tax Identification Number	80-0990453
Entity Address, Address Line One	One North Lexington Avenue
Entity Address, Address Line Two	Suite 1450
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10601
City Area Code	914
Local Phone Number	705-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	OPAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001842279
Amendment Flag	false